Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
February 28, 2026
REHI-NPRT1-0426
1.814099.121
Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.2898% 3/20/2050 (c)(d)(e)(g)	750,000	0
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 5.8898% 3/20/2050 (c)(d)(e)(g)	2,670,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (c)(d)(e)(g)	3,000,000	0
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (c)(d)(e)(g)(h)	3,078,262	0
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4248% (c)(d)(e)(g)(h)	7,810,908	1
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1
UNITED STATES - 5.3%
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/2054 (g)	1,750,000	1,832,229
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (g)	2,500,000	2,614,320
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (g)	3,057,000	3,234,398
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (g)	2,019,452	1,969,182
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (g)	844,599	772,093
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (g)	5,311,768	5,241,691
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (g)	1,192,591	1,114,806
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (g)	1,515,000	1,551,401
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (g)	500,000	516,419
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (g)	1,140,000	1,163,619
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (g)	1,345,000	1,335,585
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (d)(g)	3,206,000	2,704,123
Switch Abs Issuer LLC Series 2024-1A Class B, 6.5% 3/25/2054 (g)	1,250,000	1,256,564
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (g)	1,975,000	2,047,893
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (g)	672,000	666,731
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (g)	1,420,000	1,411,269
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (g)	1,800,000	1,835,561
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (g)	5,792,000	5,973,412
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (g)	1,135,000	1,162,356
TOTAL UNITED STATES		38,403,652
TOTAL ASSET-BACKED SECURITIES (Cost $47,570,083)		38,403,653

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6597% 1/9/2027 (b)(c)(d)(e) (Cost $2,252,886)	2,252,886	2,196,564

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8682% 2/25/2042 (c)(d)(g)	16,677	7,563
Fannie Mae Guaranteed REMIC Series 2002-W6 Class 3B4, 5.0605% 1/25/2042 (c)(d)(g)	15,319	2,855
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B4, 3.9324% 6/25/2043 (c)(d)(g)	56,223	15,744
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B5, 3.9324% 6/25/2043 (c)(d)(g)	3,375	186
TOTAL UNITED STATES		26,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,926)		26,348

Commercial Mortgage Securities - 90.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (g)	2,475,000	2,369,243
UNITED STATES - 90.2%
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 6.05% 2/15/2043 (d)(e)(g)	1,630,000	1,637,117
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2097% 4/15/2042 (d)(e)(g)	1,925,000	1,922,595
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6987% 10/15/2034 (d)(e)(g)	2,155,000	2,156,210
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	3,085,000	3,039,125
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (d)	2,418,000	2,345,788
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,395,000	1,241,704
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (g)	2,308,000	1,540,384
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (g)	2,625,000	1,182,861
BANK Series 2018-BN10 Class B, 4.078% 2/15/2061 (d)	1,035,000	975,839
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,936,000	2,717,576
BANK Series 2019-BN22 Class D, 2.5% 11/15/2062 (g)	2,465,000	1,951,217
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (g)	921,000	723,087
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	717,000	644,975
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (g)	903,000	685,292
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (c)(d)(g)	3,921,000	2,401,622
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	903,000	794,286
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,895,000	1,754,961
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	2,326,000	2,320,681
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (g)	1,664,000	1,241,933
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (g)	1,302,000	915,249
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (g)	2,614,000	1,955,189
BANK Series 2022-BNK44 Class AS, 5.7433% 11/15/2055 (d)	1,225,000	1,296,691
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,330,000	1,414,755
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,458,000	2,646,276
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (d)	1,675,000	1,792,413
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (d)	1,410,000	1,428,691
BANK5 Series 2024-5YR12 Class C, 6.3021% 12/15/2057 (d)	1,516,000	1,565,588
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (d)(g)	2,480,000	2,145,209
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (d)(g)	1,749,000	1,687,236
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (g)	726,000	586,162
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	853,000	757,104
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (d)	1,185,000	1,029,458
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (g)	3,013,000	2,084,570
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	3,302,000	3,040,908
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	3,015,000	2,848,339
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	4,573,000	4,601,778
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (d)	1,491,000	1,455,204
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (g)	1,200,000	915,011
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	3,150,000	3,379,105
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1683% 12/15/2055 (d)	1,890,000	1,981,182
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	2,015,000	2,114,834
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,690,000	1,798,083
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2961% 9/15/2056 (d)	1,196,000	1,308,177
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2961% 9/15/2056 (d)	1,789,000	1,832,948
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1347% 11/15/2056 (d)	1,778,000	1,828,362
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	681,000	707,000
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	475,000	490,165
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,533,000	2,593,127
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	1,063,000	1,088,721
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (d)(g)	1,575,000	1,541,689
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	2,732,000	2,836,183
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (g)	790,000	665,418
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1139% 7/15/2058 (d)	1,630,000	1,693,887
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9066% 12/15/2058 (d)	560,000	573,660
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (d)(g)	833,000	670,413
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	1,186,000	1,043,882
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (c)(d)(g)	1,680,000	8,400
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (c)(d)(g)	1,132,000	2,830
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (c)(g)	1,500,000	887,354
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	662,000	591,468
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (g)	1,638,000	1,160,692
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (d)(g)	1,784,000	1,705,024
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (d)(g)	1,955,000	1,851,875
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (d)(g)	3,049,000	2,866,033
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (c)(d)(g)	1,113,000	510,629
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	2,055,000	1,856,287
Benchmark Mortgage Trust Series 2022-B33 Class A5, 3.4582% 3/15/2055	2,477,000	2,347,393
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (c)(g)	3,003,000	1,830,759
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,190,000	1,194,892
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (g)	1,872,000	1,366,449
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7458% 11/15/2055 (d)	980,000	990,896
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7459% 11/15/2055 (d)	2,090,000	2,050,683
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2444% 4/15/2056 (d)	1,351,000	1,414,981
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,714,000	2,922,283
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5726% 7/15/2056 (d)	1,859,000	1,920,243
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	825,000	856,535
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (d)(e)(g)	3,499,000	3,507,748
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3486% 7/15/2039 (d)(e)(g)	2,604,862	2,608,118
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (c)(d)(g)	1,638,000	1,334,598
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (d)(g)	1,970,000	1,529,619
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,142,000	2,971,017
BMO Mortgage Trust Series 2023-C4 Class B, 5.3953% 2/15/2056 (d)	1,186,000	1,216,752
BMO Mortgage Trust Series 2023-C4 Class C, 5.8624% 2/15/2056 (d)	2,468,000	2,519,520
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,463,000	1,552,981
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,039,000	1,055,121
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	297,000	307,708
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (d)	2,113,000	2,115,297
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (g)	1,020,000	1,041,140
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (d)(e)(g)	555,000	555,694
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (d)(g)	2,430,000	2,453,571
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (d)(g)	2,536,000	2,660,454
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (d)(g)	1,845,000	1,906,281
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (d)(g)	766,000	745,885
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.3004% 11/15/2042 (d)(e)(g)	2,667,000	2,671,296
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8482% 11/15/2042 (d)(e)(g)	3,017,000	3,021,532
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (d)(g)	1,775,000	1,874,282
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (d)(g)	9,422,000	8,853,485
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (d)(g)	9,936,000	9,064,816
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 6.9175% 2/15/2039 (d)(e)(g)	1,925,000	1,924,398
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3476% 5/15/2034 (d)(e)(g)	5,739,441	5,753,790
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (d)(g)	2,180,000	2,251,438
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (d)(g)	535,000	557,825
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (d)(g)	2,016,000	2,101,076
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (d)(g)	7,158,000	7,755,220
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.348% 3/15/2041 (d)(e)(g)	3,726,800	3,729,087
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3498% 4/15/2040 (d)(e)(g)	6,260,364	6,291,666
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.348% 5/15/2041 (d)(e)(g)	2,205,000	2,201,109
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.5945% 12/15/2038 (d)(e)(g)	3,803,614	3,802,425
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 6.8613% 4/15/2034 (d)(e)(g)	1,572,000	1,542,900
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7206% 10/15/2036 (d)(e)(g)	3,192,000	3,188,014
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2505% 11/15/2041 (d)(e)(g)	415,000	415,230
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1992% 11/15/2041 (d)(e)(g)	1,875,000	1,874,529
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2481% 3/15/2034 (d)(e)(g)	1,402,250	1,389,334
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (d)(e)(g)	1,065,000	1,068,339
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (d)(g)	14,678,000	13,742,678
BX Trust 2021 Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (d)(e)(g)	458,000	457,859
BX Trust 2021 Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.3645%, 7.0245% 2/15/2036 (d)(e)(g)	1,033,000	1,032,681
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (d)(e)(g)	3,298,000	3,262,959
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (d)(e)(g)	6,600,000	6,591,866
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3483% 4/15/2041 (d)(e)(g)	3,180,522	3,170,569
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5998% 11/15/2041 (d)(e)(g)	939,475	940,649
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5984% 11/15/2041 (d)(e)(g)	4,508,619	4,491,122
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (d)(e)(g)	6,004,448	6,004,448
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0695% 11/15/2038 (d)(e)(g)	2,199,325	2,189,737
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 11/15/2036 (d)(e)(g)	1,462,419	1,461,962
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.6173% 10/15/2038 (d)(e)(g)	857,500	857,232
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0097% 1/15/2039 (d)(e)(g)	4,315,000	4,309,607
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9587% 1/15/2039 (d)(e)(g)	2,435,281	2,427,053
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (d)(e)(g)	465,924	465,924
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (d)(e)(g)	1,598,366	1,598,007
BX Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3597% 2/15/2035 (d)(e)(g)	4,455,000	4,478,667
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 6/15/2040 (d)(e)(g)	606,894	611,446
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.26% 10/15/2042 (c)(d)(e)(g)	3,375,000	3,376,350
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (d)(e)(g)	1,959,000	1,957,789
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8504% 3/15/2042 (d)(e)(g)	3,278,000	3,259,561
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5993% 3/15/2042 (d)(e)(g)	3,413,000	3,372,989
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 12/15/2044 (d)(e)(g)	1,155,000	1,157,161
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (d)(g)	709,000	575,641
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (c)(g)	3,732,585	214,120
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (d)(e)(g)	4,140,000	4,144,968
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.9198% 7/10/2049 (d)	525,000	489,953
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (d)(g)	636,000	580,988
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (d)(g)	3,345,000	2,985,637
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (g)	3,129,000	2,250,247
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (d)(g)	1,204,000	1,240,456
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (d)(g)	1,383,000	1,411,141
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (d)(g)	2,611,000	2,636,117
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 10/12/2040 (d)(g)	5,870,000	5,880,862
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (d)(g)	1,747,840	1,618,537
COMM Mortgage Trust Series 2014-CR17 Class E, 4.9297% 5/10/2047 (d)(g)	589,000	445,488
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7343% 11/10/2047 (d)	333,522	322,679
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	3,527,000	3,370,401
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (d)	3,928,000	3,466,067
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4255% 2/10/2048 (d)	2,072,446	1,975,138
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,920,000	1,807,850
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)(g)	356,070	315,434
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5868% 9/10/2050 (d)	1,192,000	1,144,370
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (g)	1,146,000	1,047,715
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0123% 9/15/2033 (d)(e)(g)	1,487,000	35,371
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (d)(g)	1,412,000	1,465,525
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (d)(g)	1,035,000	1,029,124
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7219% 11/10/2049 (c)(d)(g)	1,658,571	400,659
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (d)(e)(g)	4,245,000	4,241,974
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (d)(g)	2,205,000	1,966,081
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (d)(g)	2,772,000	2,279,631
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.091% 6/15/2034 (e)(g)	2,561,600	1,034,129
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2536% 6/15/2050 (d)	3,060,000	2,729,513
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (d)(g)	6,276,000	5,659,689
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (d)(g)	3,030,000	3,071,814
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (d)(g)	760,000	770,170
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6356% 10/15/2051 (d)	777,000	718,105
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (c)(d)(g)	1,000,000	700,144
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (d)(g)	1,029,000	866,590
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6597% 3/15/2034 (d)(e)(g)	2,463,000	2,468,249
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (d)(g)	4,760,000	4,863,426
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (d)(g)	769,000	753,505
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (d)(g)	1,020,000	1,027,876
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (d)(g)	3,715,000	3,825,446
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (d)(g)	1,817,000	1,858,578
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (d)(g)	1,535,000	1,571,260
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (d)(g)	327,000	334,620
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0097% 10/15/2042 (d)(e)(g)	2,000,000	2,015,037
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7597% 10/15/2042 (d)(e)(g)	2,000,000	2,015,036
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5597% 2/15/2043 (d)(e)(g)	1,925,000	1,936,159
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4097% 2/15/2043 (g)	2,950,000	2,970,801
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (d)(e)(g)	3,198,000	3,224,479
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.143% 8/10/2044 (d)(g)	1,929,752	1,535,328
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.143% 8/10/2044 (d)(g)	2,432,000	840,204
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(g)	4,308,000	12,924
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (c)(d)	2,499,000	1,386,921
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (g)	1,667,000	1,447,679
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (g)	2,830,000	2,238,274
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.699% 9/10/2052 (d)	3,833,000	3,303,225
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (g)	2,307,000	1,717,006
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (d)(g)	1,764,000	1,448,236
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4510% 5/12/2053 (d)(g)	756,000	594,855
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (d)(g)	3,235,000	3,243,850
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (d)(g)	939,000	960,031
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1141% 11/25/2041 (d)(e)(g)	1,325,000	1,324,423
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.8097% 7/15/2040 (d)(e)(g)	3,180,000	3,171,653
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (d)(g)	5,078,000	5,038,524
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(g)	6,517,000	6,411,066
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (g)	201,216	194,197
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.51% 3/15/2042 (d)(e)(g)	1,607,000	1,616,441
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (d)(g)	1,424,000	1,453,784
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (d)(g)	2,250,000	1,996,290
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8209% 11/15/2048 (c)(d)	1,500,000	314,850
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.3970% 12/15/2049 (d)	685,000	614,347
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3970% 12/15/2049 (d)(g)	2,418,000	1,830,950
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2552% 6/15/2051 (d)(g)	1,171,000	947,083
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (g)	1,354,000	658,271
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (g)	1,535,000	773,811
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (d)(g)	2,257,406	2,208,282
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (g)	3,743,000	3,241,980
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (g)	3,129,000	2,141,913
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3311% 4/15/2046 (c)(d)	785,319	7,837
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (c)(d)(g)	3,213,000	8,081
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (d)(g)	4,232,000	10,580
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (d)(g)	2,150,000	322,632
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (g)	1,696,000	1,613,591
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (d)(g)	984,000	904,218
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (d)(g)	3,019,000	2,721,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (g)	2,771,000	969,822
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(g)	2,388,000	573,096
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (d)(g)	942,000	94,191
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (d)(g)	3,234,000	3,194,197
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.53% 8/15/2038 (d)(e)(g)	532,626	527,299
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.08% 8/15/2038 (d)(e)(g)	2,020,408	1,995,153
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.73% 8/15/2038 (d)(e)(g)	4,435,575	4,386,510
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6597% 3/15/2042 (d)(e)(g)	2,361,166	2,357,256
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (d)(g)	1,629,000	1,649,505
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (d)(g)	1,976,000	1,527,454
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9754% 4/15/2038 (d)(e)(g)	8,960,000	8,959,998
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5245% 7/15/2038 (d)(e)(g)	4,235,000	4,229,706
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7245% 7/15/2038 (d)(e)(g)	1,847,000	1,839,720
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9189% 1/15/2039 (d)(e)(g)	4,082,400	4,079,849
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6172% 1/15/2027 (d)(e)(g)	1,881,600	1,884,020
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 9/15/2040 (d)(e)(g)	3,195,000	3,203,679
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 9/15/2040 (d)(e)(g)	2,510,000	2,519,769
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (g)	1,012,000	1,033,889
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	1,014,000	1,071,152
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (d)(g)	1,575,000	220,563
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7927% 5/15/2046 (d)(g)	1,740,000	1,619,016
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (g)	2,932,000	2,638,042
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (d)(g)	1,641,443	1,625,356
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.94% 7/15/2049 (d)(g)	604,827	599,477
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.94% 7/15/2049 (c)(d)(g)	984,000	959,365
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.94% 7/15/2049 (d)(g)	3,536,800	3,420,221
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0280% 5/15/2048 (d)	233,629	224,728
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0280% 5/15/2048 (d)	1,973,000	1,775,503
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0280% 5/15/2048 (d)(g)	736,000	599,766
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8794% 11/15/2049 (d)	600,000	520,069
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	1,000,000	980,615
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,733,000	2,590,996
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (g)	5,262,000	4,559,180
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	5,150,000	4,712,051
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (d)(g)	1,043,000	842,184
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (g)	2,249,846	2,384,423
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (d)(g)	1,786,000	1,731,165
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1913% 9/24/2057 (d)(g)	1,928,000	1,862,738
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (d)(g)	1,014,000	890,704
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,899,000	2,039,971
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (d)	1,266,000	1,346,083
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (d)	1,070,000	1,179,132
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (d)	3,564,000	3,897,665
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (g)	351,000	289,680
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (d)(g)	2,293,000	2,159,694
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (d)(g)	3,014,000	2,741,344
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (d)(g)	2,115,000	2,156,133
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (d)(g)	7,586,000	7,733,297
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (d)(g)	4,025,000	4,083,267
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1245% 7/15/2038 (c)(d)(e)(g)	2,225,000	607,532
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7745% 7/15/2038 (d)(e)(g)	631,000	76,882
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (d)(e)(g)	3,440,000	3,438,486
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (g)	1,750,000	1,681,591
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (g)	6,369,000	5,512,370
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (d)(g)	1,412,000	1,422,909
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (d)(g)	3,176,000	3,174,483
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (d)(g)	1,195,000	1,200,939
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (d)(g)	4,435,000	4,462,903
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	761,989	778,180
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (g)	4,917,000	5,262,943
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (d)(e)(g)	1,838,900	1,838,900
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (d)(e)(g)	1,532,300	1,527,251
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (d)(g)	3,855,000	3,490,218
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.1097% 10/15/2041 (d)(e)(g)	1,216,000	1,225,366
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.36% 1/15/2039 (d)(e)(g)	3,860,000	3,855,175
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (d)(e)(g)	1,535,000	1,533,131
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7479% 11/15/2038 (d)(e)(g)	5,032,210	5,029,368
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.69% 11/15/2036 (d)(e)(g)	1,803,000	1,799,661
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3906% 10/15/2034 (d)(e)(g)	3,411,000	3,414,517
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.325% 11/15/2036 (d)(e)(g)	4,149,000	4,128,329
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.974% 11/15/2036 (d)(e)(g)	1,134,000	1,124,912
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8986% 2/15/2042 (d)(e)(g)	7,802,000	7,731,648
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (d)(g)	1,432,663	1,361,030
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(g)	2,484,000	740,966
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6817% 2/15/2051 (d)	756,000	697,399
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6745% 7/15/2039 (d)(e)(g)	3,009,000	2,576,642
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7745% 7/15/2039 (c)(d)(e)(g)	693,000	496,404
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (d)(g)	2,185,000	2,241,207
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (d)(g)	1,520,000	1,561,620
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (d)(g)	1,080,000	1,123,901
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (d)(g)	710,000	713,169
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (d)(g)	2,045,000	2,050,787
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	520,000	368,678
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3425% 11/15/2049 (d)	1,262,000	1,225,646
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (g)	1,864,000	1,375,973
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	450,000	443,706
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (g)	2,108,000	1,716,016
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (g)	761,000	596,639
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 4.1145%, 7.7745% 2/15/2040 (d)(e)(g)	450,400	449,309
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (d)(g)	2,867,000	2,911,949
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3328% 11/15/2057 (d)	757,000	781,012
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	710,000	714,851
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (d)	2,255,000	2,282,529
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (d)(g)	1,284,756	462,512
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9965% 6/15/2044 (d)(g)	976,305	959,903
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9965% 6/15/2044 (d)(g)	1,274,000	1,217,818
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (c)(d)	1,252,600	396,540
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0678% 3/15/2045 (c)(d)(g)	4,999,000	3,549,190
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9683% 5/15/2045 (d)(g)	1,122,656	1,051,053
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	2,074,000	2,013,260
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (d)(g)	1,742,000	1,791,672
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (d)(g)	1,695,000	8,712
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (d)(g)	1,638,000	819,000
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(d)(g)	4,354,000	957,880
TOTAL UNITED STATES		659,021,992
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $692,257,626)		661,391,235

Non-Convertible Corporate Bonds - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Uniti Services LLC 7.5% 10/15/2033 (g)	2,480,000	2,580,271
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/2026 (g)	236,081	236,528
Real Estate - 2.2%
Diversified REITs - 0.4%
Safehold GL Holdings LLC 6.1% 4/1/2034	2,792,000	3,014,145
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (g)	955,000	1,022,115
Real Estate Management & Development - 0.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	1,625,000	1,610,602
Essex Portfolio LP 5.5% 4/1/2034	1,401,000	1,461,257
		3,071,859
Residential REITs - 0.9%
American Homes 4 Rent LP 5.5% 2/1/2034	3,646,000	3,765,641
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	2,455,000	2,537,435
		6,303,076
Retail REITs - 0.4%
NNN REIT Inc 5.6% 10/15/2033	2,485,000	2,619,995
TOTAL REAL ESTATE		16,031,190
TOTAL UNITED STATES		18,847,989
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,846,165)		18,847,989

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (c)(d)(f)(g) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $18,902,178)	3.70	18,898,398	18,902,178

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $781,646,464)	739,767,998
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(8,860,213)
NET ASSETS - 100.0%	730,907,785

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Level 3 security.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $559,881,826 or 76.6% of net assets.

(h)	Non-income producing - Security is in default.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,078,267	44,479,089	51,654,325	249,796	(853)	-	18,902,178	18,898,398	0.0%
Total	26,078,267	44,479,089	51,654,325	249,796	(853)	-	18,902,178

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.